UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07715

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse Global Small Cap Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.6%)
Australia (7.9%)
Banks (1.1%)
Bendigo Bank, Ltd.§	80,000	$902,283
Commercial Services & Supplies (0.5%)
Iress Market Technology, Ltd.§	65,000	367,877
Diversified Financials (3.7%)
Austbrokers Holdings, Ltd.	397,000	1,442,890
Australian Infrastructure Fund§	300,000	743,282
Mortgage Choice, Ltd.§	503,000	891,109
		3,077,281
Machinery (0.3%)
Emeco Holdings, Ltd.§	376,500	271,076
Media (1.6%)
Seven Network, Ltd.§	77,000	830,763
STW Communications Group, Ltd.§	238,000	463,337
		1,294,100
Transportation Infrastructure (0.7%)
Babcock & Brown Infrastructure Group§	486,021	561,169
TOTAL AUSTRALIA		6,473,786
Bermuda (1.0%)
Diversified Financials (0.1%)
MF Global, Ltd.	2,900	87,145
Hotels, Restaurants & Leisure (0.1%)
Orient-Express Hotels, Ltd. Class A	800	41,400
Insurance (0.7%)
Allied World Assurance Company Holdings, Ltd.	1,400	66,682
Arch Capital Group, Ltd.*	1,400	98,644
Argo Group International Holdings, Ltd.*	2,400	98,016
Endurance Specialty Holdings, Ltd.§	1,900	76,988
IPC Holdings, Ltd.	2,200	56,606
Max Capital Group, Ltd.	5,800	164,662
Platinum Underwriters Holdings, Ltd.	1,700	57,375
		618,973
Marine (0.1%)
Golar LNG, Ltd.§	3,500	72,275
TBS International, Ltd. Class A*§	1,200	39,972
		112,247
TOTAL BERMUDA		859,765
Cayman Islands (0.2%)
Food Products (0.2%)
Fresh Del Monte Produce, Inc.*	4,100	131,364
TOTAL CAYMAN ISLANDS		131,364
China (2.4%)
Communications Equipment (2.4%)
ZTE Corp. Series H§	352,800	1,955,348
TOTAL CHINA		1,955,348
Denmark (0.9%)
Household Durables (0.9%)
Bang & Olufsen AS B Shares§	12,375	774,292
TOTAL DENMARK		774,292
Finland (0.4%)
Communications Equipment (0.4%)
Elcoteq SE§	54,150	362,418

	Number of Shares	Value

COMMON STOCKS
TOTAL FINLAND		$362,418
France (1.5%)
Real Estate (1.5%)
Nexity	26,350	1,204,081
TOTAL FRANCE		1,204,081
Germany (9.4%)
Building Products (1.6%)
Pfleiderer AG§	58,700	1,290,717
Commercial Services & Supplies (1.3%)
CeWe Color Holding AG	28,500	1,084,526
Healthcare Providers & Services (1.4%)
Rhoen-Klinikum AG	43,050	1,149,795
Machinery (2.2%)
KUKA AG*	58,000	1,833,797
Real Estate (0.8%)
Vivacon AG	35,000	673,950
Specialty Retail (2.1%)
Fielmann AG	30,600	1,718,305
TOTAL GERMANY		7,751,090
Japan (16.0%)
Auto Components (2.0%)
NHK Spring Company, Ltd.§	96,000	818,192
Nippon Seiki Company, Ltd.	50,000	832,981
		1,651,173
Chemicals (3.5%)
Kuraray Company, Ltd.	100,500	1,206,409
Nippon Shokubai Company, Ltd.	71,000	632,331
Teijin, Ltd.	251,850	999,707
		2,838,447
Commercial Services & Supplies (0.2%)
Take and Give Needs Company, Ltd.§	895	129,737
Communications Equipment (0.7%)
Epson Toyocom Corp.§	153,000	601,735
Computers & Peripherals (1.1%)
Melco Holdings, Inc.§	51,300	905,023
Distributor (0.4%)
Happinet Corp.§	21,100	302,097
Diversified Financials (0.8%)
Asset Managers Company, Ltd.§	440	344,363
OMC Card, Inc.§	87,100	334,301
		678,664
Electrical Equipment (1.2%)
Hitachi Cable, Ltd.	187,000	978,286
Food Products (0.9%)
Mitsui Sugar Company, Ltd.	199,000	724,290
Hotels, Restaurants & Leisure (0.6%)
Round One Corp.§	309	505,358
Internet & Catalog Retail (0.4%)
Belluna Company, Ltd.§	49,700	326,166
Internet Software & Services (1.3%)
ACCA Networks Company, Ltd.§	206	282,715
SBI Holdings, Inc.§	3,375	794,154
		1,076,869
Machinery (1.0%)
Sodick Company, Ltd.	159,800	847,852

	Number of Shares	Value

COMMON STOCKS
Japan
Media (1.2%)
Kadokawa Group Holdings, Inc.§	38,000	$998,988
Specialty Retail (0.7%)
Village Vanguard Company, Ltd.	109	569,709
TOTAL JAPAN		13,134,394
Netherlands (2.9%)
Electronic Equipment & Instruments (1.1%)
Gemalto NV*§	34,200	910,473
Energy Equipment & Services (0.3%)
Core Laboratories NV*	1,900	214,130
Semiconductor Equipment & Products (1.2%)
ASM International NV	50,732	967,673
Software (0.3%)
Tele Atlas NV*	6,744	266,292
TOTAL NETHERLANDS		2,358,568
Norway (3.2%)
Electronic Equipment & Instruments (1.8%)
Tandberg ASA	85,710	1,485,493
Machinery (1.4%)
Tomra Systems ASA	188,000	1,120,771
TOTAL NORWAY		2,606,264
Panama (0.1%)
Banks (0.1%)
Banco Latinoamericano de Exportaciones SA	3,200	49,376
TOTAL PANAMA		49,376
Puerto Rico (0.2%)
Banks (0.2%)
First Bancorp.	11,600	110,896
Santander Bancorp	3,100	31,713
TOTAL PUERTO RICO		142,609
Sweden (4.3%)
Commercial Services & Supplies (0.6%)
Cision AB*§	216,000	530,538
Healthcare Equipment & Supplies (1.9%)
Getinge AB Class B	65,567	1,530,020
Machinery (1.8%)
Alfa Laval AB	27,814	1,492,706
TOTAL SWEDEN		3,553,264
Switzerland (1.3%)
Machinery (1.3%)
Georg Fischer AG*	2,415	1,054,160
TOTAL SWITZERLAND		1,054,160
United Kingdom (8.4%)
Commercial Services & Supplies (2.1%)
Michael Page International PLC	174,671	901,941
Serco Group PLC	100,232	839,099
		1,741,040
Diversified Financials (0.6%)
Melrose PLC	170,517	503,763
Industrial Conglomerates (3.0%)
Intertek Group PLC	70,000	1,226,625

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Industrial Conglomerates
Synergy Healthcare PLC	93,385	$1,228,850
		2,455,475
Insurance (0.7%)
Amlin PLC	115,555	618,792
Road & Rail (2.0%)
Arriva PLC	110,000	1,620,556
TOTAL UNITED KINGDOM		6,939,626
United States (38.5%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.*§	1,900	201,115
Cubic Corp.	2,700	72,522
Curtiss-Wright Corp.§	4,500	187,650
		461,287
Airlines (0.0%)
Alaska Air Group, Inc.*§	900	22,770
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.§	3,100	67,425
Autoliv, Inc.§	1,500	74,925
BorgWarner, Inc.§	2,100	106,281
Cooper Tire & Rubber Co.	6,000	102,420
Lear Corp.*§	2,000	58,720
		409,771
Banks (1.7%)
AMCORE Financial, Inc.§	2,000	44,340
BancFirst Corp.§	900	40,527
Bank of the Ozarks, Inc.	1,100	26,752
Cathay General Bancorp§	2,700	70,011
Central Pacific Financial Corp.§	4,300	81,700
Chemical Financial Corp.§	900	24,912
Citizens Republic Bancorp, Inc.§	7,500	106,050
Community Trust Bancorp, Inc.§	700	20,237
East West Bancorp, Inc.§	4,000	96,240
First Community Bancorp§	2,400	85,272
Hanmi Financial Corp.§	7,500	64,500
Pacific Capital Bancorp§	2,200	47,300
Prosperity Bancshares, Inc.§	3,000	86,250
Sterling Financial Corp.§	6,200	110,298
Sterling Financial Corp.§	1,200	18,540
SVB Financial Group*§	2,100	101,640
Synovus Financial Corp.§	7,500	99,075
Umpqua Holdings Corp.§	5,900	96,760
United Community Banks, Inc.§	4,000	77,240
Webster Financial Corp.	2,200	74,514
		1,372,158
Beverages (0.1%)
Boston Beer Company, Inc. Class A*§	1,300	46,202
PepsiAmericas, Inc.	2,200	54,208
		100,410
Biotechnology (2.8%)
Acorda Therapeutics, Inc.*§	4,200	106,512
Alexion Pharmaceuticals, Inc.*	1,100	71,852
BioMarin Pharmaceutical, Inc.*§	8,400	311,304
Cubist Pharmaceuticals, Inc.*§	8,400	142,716
IDEXX Laboratories, Inc.*	3,600	202,932
LifeCell Corp.*	3,900	154,089
Martek Biosciences Corp.*§	2,600	74,100
Myriad Genetics, Inc.*§	3,600	154,836
Onyx Pharmaceuticals, Inc.*§	2,300	109,319

	Number of Shares	Value

COMMON STOCKS
United States
Biotechnology
OSI Pharmaceuticals, Inc.*§	1,600	$63,808
Pharmanet Development Group, Inc.*	4,700	191,572
Regeneron Pharmaceuticals, Inc.*§	4,600	93,288
Savient Pharmaceuticals, Inc.*§	8,400	162,540
Seattle Genetics, Inc.*	7,500	68,700
United Therapeutics Corp.*	2,200	184,756
ViroPharma, Inc.*§	18,000	159,480
XenoPort Inc.*	1,200	73,632
		2,325,436
Chemicals (1.4%)
Calgon Carbon Corp.*§	5,700	87,666
CF Industries Holdings, Inc.	3,800	406,334
FMC Corp.	2,000	106,320
Innospec, Inc.§	2,500	39,425
Lubrizol Corp.	1,900	99,959
Minerals Technologies, Inc.§	900	48,960
OM Group, Inc.*§	4,800	275,424
W.R. Grace & Co.*	3,000	67,860
		1,131,948
Commercial Services & Supplies (2.8%)
Arbitron, Inc.§	1,500	59,955
Atlas Air Worldwide Holdings, Inc.*§	3,500	174,790
Bally Technologies, Inc.*	4,400	209,616
Brink’s Co.	1,500	90,945
Capella Education Co.*§	2,100	132,468
Clean Harbors, Inc.*§	2,100	116,508
Convergys Corp.*	2,500	38,775
CSG Systems International, Inc.*§	3,700	47,212
Darling International, Inc.*§	7,500	87,000
DeVry, Inc.§	3,500	193,165
DynCorp International, Inc. Class A*§	7,200	148,104
FTI Consulting, Inc.*	2,000	110,620
Heidrick & Struggles International, Inc.§	1,600	43,968
Herman Miller, Inc.§	1,400	44,492
ITT Educational Services, Inc.*§	2,000	182,700
Koppers Holdings, Inc.	2,000	66,920
Korn/Ferry International*§	3,900	62,751
Pre-Paid Legal Services, Inc.*§	1,600	88,880
Sotheby’s	1,000	31,070
Stericycle, Inc.*	1,600	94,816
Strayer Education, Inc.	1,000	172,580
Tetra Technologies, Inc.*§	4,500	88,605
TrueBlue, Inc.*	3,900	55,653
		2,341,593
Communications Equipment (0.7%)
Arris Group, Inc.*§	7,198	63,270
Atheros Communications*§	2,300	62,813
CommScope, Inc.*§	2,000	88,700
Comtech Telecommunications Corp.*	1,700	76,160
Emulex Corp.*	6,100	95,160
Foundry Networks, Inc.*§	4,700	64,860
Ixia*	3,600	26,640
Plantronics, Inc.	2,600	49,660
ViaSat, Inc.*	2,300	47,771
		575,034
Computers & Peripherals (0.5%)
Hutchinson Technology, Inc.*§	3,500	55,195
NCR Corp.*	11,000	236,280
Novatel Wireless, Inc.*§	2,600	41,600

	Number of Shares	Value

COMMON STOCKS
United States
Computers & Peripherals
Sigma Designs, Inc.*§	1,200	$54,264
		387,339
Construction & Engineering (0.5%)
Granite Construction, Inc.§	2,000	76,140
Perini Corp.*§	2,400	83,880
Shaw Group, Inc.*§	2,600	146,900
URS Corp.*	3,016	132,402
		439,322
Containers & Packaging (0.4%)
AptarGroup, Inc.§	2,000	75,440
Myers Industries, Inc.§	4,000	47,000
Rock-Tenn Co. Class A§	2,100	60,039
Silgan Holdings, Inc.	1,100	52,096
Sonoco Products Co.	2,800	86,408
		320,983
Diversified Financials (1.4%)
CBIZ, Inc.*§	4,100	38,581
FCStone Group, Inc.*§	1,200	53,220
Federated Investors, Inc. Class B	3,300	140,481
GAMCO Investors, Inc. Class A§	1,400	83,034
GFI Group, Inc.*§	400	35,284
Greenhill & Company, Inc.§	1,500	101,295
Interactive Brokers Group, Inc. Class A*§	2,900	100,949
MCG Capital Corp.§	8,400	110,712
Morningstar, Inc.*§	600	39,630
Nasdaq Stock Market, Inc.*§	2,300	106,421
optionsXpress Holdings, Inc.§	3,000	81,360
Texas Capital Bancshares, Inc.*§	2,300	40,089
Walter Industries, Inc.§	5,900	247,328
		1,178,384
Diversified Telecommunication Services (0.4%)
CenturyTel, Inc.	2,000	73,820
Cincinnati Bell, Inc.*§	13,000	50,440
NeuStar, Inc. Class A*§	2,500	74,275
PAETEC Holding Corp.*§	3,100	29,481
Premiere Global Services, Inc.*	6,100	74,359
		302,375
Electric Utilities (1.0%)
Black Hills Corp.§	2,300	89,102
CMS Energy Corp.§	4,100	64,247
El Paso Electric Co.*	8,000	187,440
Hawaiian Electric Industries, Inc.§	3,100	69,688
ITC Holdings Corp.	2,200	116,248
Northeast Utilities	2,800	77,616
NSTAR	2,000	64,860
Ormat Technologies, Inc.	2,800	121,716
		790,917
Electrical Equipment (0.5%)
Encore Wire Corp.§	4,800	80,064
EnerSys*§	1,800	41,472
Evergreen Solar, Inc.*§	4,000	48,760
II-VI, Inc.*	3,200	103,744
Regal-Beloit Corp.§	1,500	56,880
Superior Essex, Inc.*§	1,100	26,455
Thomas & Betts Corp.*	1,000	45,250
		402,625
Electronic Equipment & Instruments (1.0%)
FLIR Systems, Inc.*§	3,200	96,896
Ingram Micro, Inc.*§	2,800	49,784

	Number of Shares	Value

COMMON STOCKS
United States
Electronic Equipment & Instruments
Itron, Inc.*	500	$41,200
Littelfuse, Inc.*	1,900	57,741
Methode Electronics, Inc.	5,800	70,296
Mettler-Toledo International, Inc.*	1,000	99,300
Molex, Inc.§	4,000	96,160
MTS Systems Corp.§	900	30,249
Plexus Corp.*	2,600	58,734
Rofin-Sinar Technologies, Inc.*	1,400	59,514
Varian, Inc.*	2,700	146,475
		806,349
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	1,900	157,871
Basic Energy Services, Inc.*§	3,100	55,459
Dawson Geophysical Co.*§	1,300	74,464
Dril-Quip, Inc.*	3,000	145,620
Global Industries, Ltd.*	3,400	60,044
Lufkin Industries, Inc.§	3,400	179,758
Oil States International, Inc.*§	2,800	98,168
TETRA Technologies, Inc.*	3,500	54,775
Tidewater, Inc.	900	47,664
Trico Marine Services, Inc.*§	2,000	64,180
		938,003
Food & Drug Retailing (1.4%)
Casey’s General Stores, Inc.§	3,900	101,400
Central European Distribution Corp.*§	3,800	199,766
Flowers Foods, Inc.	1,500	36,000
Longs Drug Stores Corp.§	3,100	142,631
Nash Finch Co.§	2,100	74,928
Performance Food Group Co.*	2,900	91,727
Spartan Stores, Inc.§	1,700	29,886
Terra Industries, Inc.*	8,200	369,574
Winn-Dixie Stores, Inc.*§	4,000	70,880
		1,116,792
Food Products (0.4%)
Corn Products International, Inc.§	2,300	77,740
Herbalife, Ltd.	1,000	39,680
Hormel Foods Corp.	2,300	89,102
Pilgrim’s Pride Corp.§	2,200	53,746
Sanderson Farms, Inc.§	2,500	84,025
		344,293
Gas Utilities (1.0%)
Energen Corp.	4,000	251,600
MDU Resources Group, Inc.	7,900	204,768
New Jersey Resources Corp.§	800	37,512
Northwest Natural Gas Co.§	2,200	104,148
ONEOK, Inc.	1,600	75,200
South Jersey Industries, Inc.§	1,500	52,545
Southwest Gas Corp.§	3,700	105,635
		831,408
Healthcare Equipment & Supplies (1.3%)
ArthroCare Corp.*§	2,300	92,069
Haemonetics Corp.*§	1,600	95,744
Hologic, Inc.*§	3,800	244,568
Kinetic Concepts, Inc.*§	1,600	79,648
Meridian Bioscience, Inc.§	4,200	131,922
ResMed, Inc.*§	3,000	139,740
STERIS Corp.	3,500	86,730
SurModics, Inc.*§	2,300	100,418
Wright Medical Group, Inc.*	3,100	84,630
		1,055,469

	Number of Shares	Value

COMMON STOCKS
United States
Healthcare Providers & Services (2.3%)
Air Methods Corp.*§	3,200	$146,816
Amedisys, Inc.*§	3,500	149,205
Amerigroup Corp.*	2,600	97,552
AmSurg Corp.*§	4,600	118,496
Apria Healthcare Group, Inc.*§	2,500	53,050
Henry Schein, Inc.*	1,600	93,008
Kindred Healthcare, Inc.*§	5,700	156,978
LifePoint Hospitals, Inc.*§	2,300	62,100
Magellan Health Services, Inc.*	800	34,992
Molina Healthcare, Inc.*§	1,100	37,521
PARAXEL International Corp.*	5,500	299,255
Pharmaceutical Product Development, Inc.	3,300	143,088
Sierra Health Services, Inc.*	3,400	146,132
Sunrise Senior Living, Inc.*§	3,900	111,969
VCA Antech, Inc.*	1,500	57,990
WellCare Health Plans, Inc.*	3,600	169,164
		1,877,316
Hotels, Restaurants & Leisure (0.4%)
Buffalo Wild Wings, Inc.*§	1,400	35,238
Chipotle Mexican Grill, Inc. Class B*§	400	38,328
Choice Hotels International, Inc.	1,200	40,080
Jack in the Box, Inc.*	1,300	37,999
Landry’s Restaurants, Inc.§	1,500	30,765
Papa John’s International, Inc.*§	2,100	53,109
WMS Industries, Inc.*	1,800	67,320
		302,839
Household Durables (0.4%)
American Greetings Corp. Class A§	2,800	57,456
Blyth, Inc.§	2,100	45,759
Dolby Laboratories, Inc. Class A*	900	38,781
KB Home§	1,300	35,750
NVR, Inc.*§	100	63,150
Tempur-Pedic International, Inc.§	1,600	31,712
Tupperware Brands Corp.	900	33,300
		305,908
Industrial Conglomerates (0.1%)
Chemed Corp.§	1,700	87,091
Insurance (1.1%)
American Equity Investment Life Holding Co.§	4,300	35,561
American Financial Group, Inc.§	2,400	66,552
CNA Surety Corp.*	2,000	35,660
Commerce Group, Inc.§	1,000	36,150
Employers Holdings, Inc.§	2,200	38,412
HCC Insurance Holdings, Inc.	3,100	86,366
National Interstate Corp.§	1,100	31,229
Philadelphia Consolidated Holding Corp.*	2,000	71,600
Phoenix Companies, Inc.§	4,800	51,984
Protective Life Corp.	2,000	79,480
Selective Insurance Group, Inc.	4,700	112,377
State Auto Financial Corp.§	2,700	75,411
United Fire & Casualty Co.§	1,800	60,084
Zenith National Insurance Corp.	3,200	127,424
		908,290
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*§	800	44,200
Insight Enterprises, Inc.*	2,100	36,267
NutriSystem, Inc.*§	2,000	57,240
Priceline.com, Inc.*	1,000	108,520
School Specialty, Inc.*§	1,700	55,182
		301,409

	Number of Shares	Value

COMMON STOCKS
United States
Internet Software & Services (0.5%)
Blue Coat Systems, Inc.*§	2,500	$67,175
j2 Global Communications, Inc.*	2,600	56,966
Sohu.com, Inc.*	3,700	172,161
ValueClick, Inc.*	3,400	74,222
Vignette Corp.*	2,500	35,175
		405,699
IT Consulting & Services (0.3%)
IHS, Inc. Class A*§	1,200	74,328
Phase Forward, Inc.*	4,200	72,450
SAIC, Inc.*§	5,300	100,170
		246,948
Leisure Equipment & Products (0.3%)
Brunswick Corp.§	3,100	58,869
Callaway Golf Co.§	3,500	62,720
Polaris Industries, Inc.§	2,600	112,944
		234,533
Machinery (1.6%)
Actuant Corp. Class A§	3,300	90,189
AGCO Corp.*§	4,300	258,946
Applied Industrial Technologies, Inc.§	2,400	72,456
Badger Meter, Inc.§	1,200	45,360
Barnes Group, Inc.§	2,200	58,630
Cascade Corp.§	1,300	67,106
Ceradyne, Inc.*§	500	24,075
Columbus McKinnon Corp.*§	1,600	40,912
Dionex Corp.*§	2,100	147,210
Gorman-Rupp Co.§	1,375	37,744
Kennametal, Inc.	1,400	42,882
Manitowoc Company, Inc.§	2,600	99,112
Mueller Industries, Inc.	2,100	58,800
RBC Bearings, Inc.*§	1,100	32,934
Reliance Steel & Aluminum Co.	1,600	78,736
Robbins & Myers, Inc.	1,200	79,536
Valmont Industries, Inc.§	900	75,330
		1,309,958
Marine (0.2%)
Cal Dive International, Inc.*	7,475	70,863
Genco Shipping & Trading, Ltd.§	1,200	59,184
Overseas Shipholding Group, Inc.§	1,100	71,742
		201,789
Media (0.5%)
Entercom Communications Corp.§	2,500	30,775
Interactive Data Corp.	1,200	34,740
Journal Communications, Inc. Class A§	4,200	34,650
Macrovision Corp.*§	4,400	73,876
Meredith Corp.	700	32,893
Netflix, Inc.*§	2,300	57,845
Regal Entertainment Group Class A§	3,100	57,474
Scholastic Corp.*	2,800	95,956
		418,209
Metals & Mining (1.4%)
AK Steel Holding Corp.*§	2,400	114,672
Century Aluminum Co.*§	600	31,194
Cleveland-Cliffs, Inc.§	3,200	325,888
GrafTech International, Ltd.*	12,900	194,145
Hecla Mining Co.*§	19,900	185,070
Massey Energy Co.	2,700	100,386
Steel Dynamics, Inc.	4,000	208,600
		1,159,955

	Number of Shares	Value

COMMON STOCKS
United States
Multiline Retail (0.1%)
BJ’s Wholesale Club, Inc.*§	1,300	$42,172
Office Electronics (0.0%)
Zebra Technologies Corp.*	1,300	39,923
Oil & Gas (1.8%)
Alon USA Energy, Inc.§	2,400	43,680
Bill Barrett Corp.*	2,100	87,717
Bois d’Arc Energy, Inc.*§	3,900	74,685
Cabot Oil & Gas Corp.§	1,700	65,773
Comstock Resources, Inc.*§	2,900	91,930
Continental Resources, Inc.*§	3,600	89,676
Delek US Holdings, Inc.§	4,700	77,221
Mariner Energy, Inc.*§	8,200	205,492
Petroleum Development Corp.*§	3,300	189,750
Pioneer Drilling Co.*	3,600	37,476
Rosetta Resources, Inc.*§	4,000	70,120
Stone Energy Corp.*§	4,300	176,300
Swift Energy Co.*§	2,300	99,245
W&T Offshore, Inc.	5,800	164,082
		1,473,147
Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.*	4,700	61,805
Potlatch Corp.	3,200	137,376
		199,181
Personal Products (0.2%)
Alberto-Culver Co.	1,600	42,864
Chattem, Inc.*	300	23,016
Elizabeth Arden, Inc.*	2,200	44,110
NBTY, Inc.*	1,100	26,642
		136,632
Pharmaceuticals (0.4%)
Alnylam Pharmaceuticals, Inc.*§	2,400	72,096
King Pharmaceuticals, Inc.*	6,500	68,185
Sciele Pharma, Inc.*	3,800	90,896
Sepracor, Inc.*	2,500	70,600
Watson Pharmaceuticals, Inc.*	2,400	62,664
		364,441
Real Estate (1.2%)
Anthracite Capital, Inc.§	5,100	38,301
Brandywine Realty Trust	3,500	65,975
Entertainment Properties Trust§	2,000	99,000
FelCor Lodging Trust, Inc.	5,100	68,901
First Industrial Realty Trust, Inc.§	1,000	34,830
Gramercy Capital Corp.§	1,600	37,040
Hospitality Properties Trust§	1,700	57,715
HRPT Properties Trust§	8,300	65,985
Jones Lang LaSalle, Inc.§	700	54,460
Mid-America Apartment Communities, Inc.	1,300	59,553
National Health Investors, Inc.§	2,100	62,076
National Retail Properties, Inc.§	1,700	38,624
Parkway Properties, Inc.	2,400	86,208
Pennsylvania Real Estate Investment Trust	1,100	29,315
PS Business Parks, Inc.	700	35,175
RAIT Financail Trust§	3,300	30,558
Realty Income Corp.§	1,600	39,008
Redwood Trust, Inc.§	1,500	62,265
		964,989
Semiconductor Equipment & Products (1.1%)
Advanced Energy Industries, Inc.*	3,900	42,159
AMIS Holdings, Inc.*§	4,900	35,819
Amkor Technology, Inc.*§	9,200	70,288

	Number of Shares	Value

COMMON STOCKS
United States
Semiconductor Equipment & Products
Cymer, Inc.*	1,600	$43,216
Cypress Semiconductor Corp.*	2,900	61,625
Entegris, Inc.*§	6,600	50,820
Kulicke and Soffa Industries, Inc.*§	6,800	36,652
Microsemi Corp.*§	3,000	68,160
MKS Instruments, Inc.*§	3,500	65,100
Monolithic Power Systems, Inc.*§	2,300	35,972
ON Semiconductor Corp.*§	8,300	53,784
Photronics, Inc.*§	3,500	42,665
Semtech Corp.*§	6,100	77,897
Skyworks Solutions, Inc.*§	7,700	61,985
Teradyne, Inc.*	7,200	78,984
Varian Semiconductor Equipment Associates, Inc.*	1,350	43,484
Zoran Corp.*§	4,400	51,920
		920,530
Software (1.0%)
Aspen Technology, Inc.*§	8,600	120,830
Blackbaud, Inc.§	1,400	38,738
Jack Henry & Associates, Inc.§	2,900	71,282
MicroStrategy, Inc. Class A*	1,500	109,380
Novell, Inc.*	6,400	40,704
Parametric Technology Corp.*	4,300	70,735
Progress Software Corp.*	1,900	56,088
SPSS, Inc.*§	2,200	72,710
Sybase, Inc.*§	2,900	81,838
Taleo Corp. Class A*§	4,200	88,746
THQ, Inc.*§	4,000	72,040
		823,091
Specialty Retail (0.8%)
Aeropostale, Inc.*§	7,400	208,458
Barnes & Noble, Inc.§	2,300	78,085
Buckle, Inc.§	1,200	49,908
Copart, Inc.*	2,100	85,848
Jo-Ann Stores, Inc.*§	2,000	25,340
Jos. A. Bank Clothiers, Inc.*§	1,700	46,308
Men’s Wearhouse, Inc.§	2,100	53,529
United Rentals, Inc.*	3,400	62,050
Urban Outfitters, Inc.*§	1,900	55,100
		664,626
Textiles & Apparel (0.2%)
Deckers Outdoor Corp.*§	300	36,372
Fossil, Inc.*	1,800	61,164
Warnaco Group, Inc.*§	3,000	107,670
		205,206
Tobacco (0.3%)
Universal Corp.§	3,500	174,335
Vector Group, Ltd.§	4,915	90,928
		265,263
Water Utilities (0.1%)
American States Water Co.§	1,000	34,480
California Water Service Group§	1,100	38,313
		72,793
Wireless Telecommunication Services (0.1%)
Centennial Communications Corp.*§	4,300	24,596
NTELOS Holdings Corp.	2,600	55,328

	Number of Shares	Value

COMMON STOCKS
United States
Wireless Telecommunication Services
USA Mobility, Inc.*§	2,900	$34,829
		114,753
TOTAL UNITED STATES		31,701,357

TOTAL COMMON STOCKS (Cost $82,854,850)		81,051,762

PREFERRED STOCK (1.8%)
Germany (1.8%)
Healthcare Equipment & Supplies (1.8%)
Draegerwerk AG (Cost $1,540,403)	26,000	1,532,745

SHORT-TERM INVESTMENT (29.3%)
State Street Navigator Prime Portfolio§§ (Cost $24,084,026)	24,084,026	24,084,026

TOTAL INVESTMENTS AT VALUE (129.7%) (Cost $108,479,279)		106,668,533

LIABILITIES IN EXCESS OF OTHER ASSETS (-29.7%)		(24,454,452)

NET ASSETS (100.0%)		$82,214,081

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities, futures contracts, and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $108,479,279, $12,990,863, $(14,801,609) and $(1,810,746), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL SMALL CAP FUND, INC.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008